Stock-Based Compensation (Details 4) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Shares, Granted	302,519	237,315	1,547,550
Weighted Average Grant Date Fair Value, Granted		$ 0.56	$ 1.03
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Shares, Nonvested at December 31, 2012		0
Shares, Granted		398,227
Shares, Vested		(264,770)
Shares, Forfeited		(58,007)
Shares, Nonvested at December 31, 2013		75,450
Weighted Average Grant Date Fair Value, Nonvested at December 31, 2012		$ 0
Weighted Average Grant Date Fair Value, Granted		$ 0.73
Weighted Average Grant Date Fair Value, Vested		$ 0.71
Weighted Average Grant Date Fair Value, Forfeited		$ 0.88
Weighted Average Grant Date Fair Value, Nonvested at December 31, 2013		$ 0.66